Debt - Summary of Carrying Value of Debt Instrument (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 07, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Embedded derivative liability	$ 0	$ 122		$ 0
June 2023 Notes [Member]
Debt Instrument [Line Items]
Embedded derivative liability	0	1,379
Term Loan [Member]
Debt Instrument [Line Items]
Principal and interest	1,997	0
Guarantee fees	2,348	0
Unamortized debt discount	(349)	0
Aggregate carrying value	3,996	0
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Aggregate carrying value	0	3,096
Senior Secured Notes [Member] | June 2023 Notes [Member]
Debt Instrument [Line Items]
Aggregate carrying value	0	1,379
Senior Secured Notes [Member] | November Bridge Notes [Member]
Debt Instrument [Line Items]
Aggregate carrying value	0	1,717
February 2024 convertible note [Member]
Debt Instrument [Line Items]
Principal and interest	4,708	0
Unamortized debt discount	(569)	0
Unamortized issuance costs	(288)	0
Aggregate carrying value	3,851	0
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Principal and interest	0	2,169	$ 2,200	0
Unamortized debt discount	0	(801)		0
Unamortized issuance costs	0	(464)		0
Embedded derivative liability		122		0
Aggregate carrying value	$ 0	904		$ 0
December 2023 Convertible Notes [Member] | Adjustment [Member]
Debt Instrument [Line Items]
Aggregate carrying value		$ 1,026